9. Notes Payable	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
9. Notes Payable

The Company had a note payable with a balance of $26,700 at May 30, 2014 bearing interest at 3.25% that was paid in 2015.

In May 2015, the Company borrowed $200,000 under unsecured notes from two shareholders, one of whom is a Director of the Company, due in May 2016, with interest at 5% payable on the due date. These notes are subordinated to the bank line of credit described in Note 8.